NON-CONTROLLING INTERESTS - Summary of Changes in Non-Controlling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Minority Interest [Line Items]
Beginning Balance		¥ 170,024	¥ 3,325	¥ 44,832
Capital injection from non-controlling interest shareholders		500		3,600
Income attributable to non-controlling interests	$ 1,630	11,659	1,934	19,759
Acquisition of additional interest in subsidiaries of non-controlling interests				(64,866)
Disposal of a subsidiary			(1,953)
Effect of ASC606 new revenue standard		158
Foreign currency translation		62
Acquisition of subsidiaries		179,429	166,718
Ending Balance	$ 50,575	361,832	170,024	3,325
Guangdong Country Garden School ("GCGS")
Minority Interest [Line Items]
Beginning Balance				(329)
Income attributable to non-controlling interests				9,638
Acquisition of additional interest in subsidiaries of non-controlling interests				(9,309)
Huanan Country Garden School ("HCGS")
Minority Interest [Line Items]
Beginning Balance				(4,169)
Income attributable to non-controlling interests				1,613
Acquisition of additional interest in subsidiaries of non-controlling interests				2,556
Phoenix City Bilingual School ("PCBS")
Minority Interest [Line Items]
Beginning Balance				8,383
Income attributable to non-controlling interests				2,249
Acquisition of additional interest in subsidiaries of non-controlling interests				(10,632)
Country Garden Venice Bilingual School ("CGBS")
Minority Interest [Line Items]
Beginning Balance				17,081
Income attributable to non-controlling interests				100
Acquisition of additional interest in subsidiaries of non-controlling interests				(17,181)
Can-achieve Group
Minority Interest [Line Items]
Beginning Balance		115,626
Income attributable to non-controlling interests		10,176	2,338
Effect of ASC606 new revenue standard		164
Foreign currency translation		(25)
Acquisition of subsidiaries			113,288
Ending Balance		125,941	115,626
Xinqiao Group
Minority Interest [Line Items]
Beginning Balance		39,432
Income attributable to non-controlling interests		(1,518)	1,276
Acquisition of subsidiaries			38,156
Ending Balance		37,914	39,432
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe")
Minority Interest [Line Items]
Income attributable to non-controlling interests		5,919
Acquisition of subsidiaries		62,766
Ending Balance		68,685
Wuhan Sannew
Minority Interest [Line Items]
Income attributable to non-controlling interests		(1,135)
Acquisition of subsidiaries		74,213
Ending Balance		73,078
Hangzhou Impression
Minority Interest [Line Items]
Income attributable to non-controlling interests		119
Acquisition of subsidiaries		30,000
Ending Balance		30,119
Others
Minority Interest [Line Items]
Beginning Balance		14,966	3,325	23,866
Capital injection from non-controlling interest shareholders		500		3,600
Income attributable to non-controlling interests		(1,902)	(1,680)	6,159
Acquisition of additional interest in subsidiaries of non-controlling interests				(30,300)
Disposal of a subsidiary			(1,953)
Effect of ASC606 new revenue standard		(6)
Foreign currency translation		87
Acquisition of subsidiaries		12,450	15,274
Ending Balance		¥ 26,095	¥ 14,966	¥ 3,325